Income (Loss) Before Income Taxes by Geographic Location (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Taiwan operations	$ (1,726)	$ (1,588)	$ (1,989)
Non-Taiwan operations	(1,673)	(1,164)	(1,436)
LOSS BEFORE INCOME TAXES	$ (3,399)	$ (2,752)	$ (3,425)